Debt and Equity Offering Costs	12 Months Ended
Dec. 31, 2014
Deferred Costs [Abstract]
Debt and Equity Offering Costs

NOTE 4 — DEBT AND EQUITY OFFERING COSTS

In connection with the Real Alloy Acquisition, the Company has incurred fees, costs and expenses associated with various financing transactions that were not completed as of December 31, 2014. The debt and equity offering costs as of December 31, 2014 are summarized in the following table.

December 31,
(Dollars in thousands)	2014
Senior Secured Notes, Asset-Based Facility and Factoring Facility	$3,675
Term bridge loan and backstop commitments	10,560
Rights Offering	264
Total debt and equity offering costs	$14,499

Debt offering costs associated with each of the Senior Secured Notes, Asset-Based Facility and Factoring Facility will be amortized as interest expense over the terms of the respective instruments. Fees, costs and expenses associated with the term bridge loan and backstop commitments were expensed in 2015 following the expiration of the respective commitments. Fees, costs and expenses associated with the Rights Offering were reclassified as a reduction of additional paid-in capital following the completion of the Rights Offering in 2015. See Note 16—Subsequent Events for additional information about the Financings and the Real Alloy Acquisition.